SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO U.S EQUITY FUNDS

Wells Fargo Small Company Value Fund(the “Fund”)

At a meeting held on February 27-28, 2018, the Board of Trustees of the Fund approved a change in the Fund's sub-adviser from Peregrine Capital Management ("Peregrine") to Wells Capital Management Inc. ("Wells Capital Management"), effective on or about May 1, 2018. In connection with this change, the Statement of Additional Information is amended as follows:

Sub-Adviser Changes Effective on or about May 1, 2018, all references to Peregrine for the Fund in the Statement of Additional Information are deleted.

Portfolio Manager Changes Effective on or about May 1, 2018, Jeff Goverman, Garth R. Nisbet, CFA and Craig Pieringer, CFA are added as Portfolio Managers for the Fund. The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Jeff Goverman	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$31M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$230M
	Number of Accounts Subject to Performance Fee	5
	Assets of Accounts Subject to Performance Fee	$32M

Garth R. Nisbet, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$31M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$230M
	Number of Accounts Subject to Performance Fee	5
	Assets of Accounts Subject to Performance Fee	$32M

Craig Pieringer, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$31M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$230M
	Number of Accounts Subject to Performance Fee	5
	Assets of Accounts Subject to Performance Fee	$32M

Portfolio Manager	Fund	Beneficial Ownership
Jeff Goverman	Small Company Value Fund	$0
Garth R. Nisbet, CFA	Small Company Value Fund	$0
Craig Pieringer, CFA	Small Company Value Fund	$0

Sub-Advisory Fees Effective on or about May 1,2018, the sub-advisory fees for the Fund in the section entitled “Manager and Other Service Providers – Sub-Advisers” are replaced with the following:

Master Portfolios	Sub-Adviser	Annual Rate[1] (as a percentage of net assets)
Small Company Value	Wells Capital Management	First $100 million Next $100 million Over $200 million	0.550% 0.500% 0.400%

1Represents the sub-advisory fee payable by Funds Management to the referenced Sub-Adviser as Sub-Adviser to the portfolio of Master Trust in which the gateway feeder Fund invests. Funds Management expects that this would be the proposed sub-advisory fee payable by Funds Management to the referenced Sub-Adviser as Sub-Adviser if the gateway feeder Fund converts into a stand-alone Fund.

March 2, 2018